Related Party Disclosures	12 Months Ended
Dec. 31, 2020
Related party disclosures [Abstract]
Related party disclosures

NOTE 20: RELATED PARTY DISCLOSURES

At December 31, 2020 and 2019, the amounts due from affiliate companies were as follows:

	December 31, 2020	December 31, 2019
Navios Holdings (Parent)	75,077	72,315
Navios Shipmanagement Inc. (Other related party)	282	694
Total	75,359	73,009

Amounts due from affiliate companies do not accrue interest and do not have a specific due date for their settlement apart from the Navios Holdings Loan Agreement (as defined below).

The Navios Holdings Loan Agreement: On April 25, 2019, Navios Logistics agreed to lend Navios Holdings up to $50,000 on a secured basis (the “Navios Holdings Loan Agreement”) to be used for general corporate purposes, including the repurchase of Navios Holdings’ 7.375% First Priority Ship Mortgage Notes due 2022 (the “Navios Holdings 2022 Notes”). The secured credit facility is secured by (i) Navios Holdings 2022 Notes purchased with secured credit facility funds and (ii) equity interests in five companies that have entered into certain bareboat contracts. The secured credit facility included an arrangement fee of $500 and bears fixed interest of 12.75% for the first year and 14.75% for the second year. The secured credit facility also includes negative covenants substantially similar to the 2022 Notes and customary events of default. On December 2, 2019, Navios Logistics agreed to increase the secured credit facility by $20,000. Following this amendment, as a result of the redemption of the 2022 Notes and Term Loan B Facility in July 2020 and the issuance of 2025 Notes, (a) the interest rate on the secured credit facility decreased to 10.0%, and (b) the maturity of the secured credit facility was extended to December 2024. As of December 31, 2020, the full amount was drawn under the secured credit facility. The arrangement fee is amortized in income following the interest method over the life of the credit facility, resulting in $167 deferred income at year-end. As of December 31, 2020, an amount of $5,244 was included under “Financial assets at amortized cost (related party)” in statement of financial position related to accrued interest to be collected from Navios Holdings.

During the first and the second quarters of 2019, Navios Logistics purchased $35,500 face value Navios Holdings 2022 Notes from unaffiliated third parties in open market transactions for a total consideration of $17,642 and subsequently sold these securities to Navios Holdings for $18,726, recognizing a gain of $1,084 which is included under “Other income, net” in the statement of income.

General and administrative expenses: On August 29, 2019 Navios Logistics entered into an assignment agreement with Navios Corporation (“NC”) and Navios Shipmanagement Inc. (“NSM”), whereby the administrative services agreement originally entered into between Navios Logistics and Navios Holdings on April 12, 2011, first assigned to NC on May 28, 2014 and subsequently amended on April 6, 2016 (extending the duration of the agreement until December 2021), was assigned from NC to NSM. Thereafter NSM will continue to provide certain administrative management services to Navios Logistics. NSM will be reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the year ended December 31, 2020 amounted to $1,144 ($1,144 in 2019 and $1,000 in 2018).

Lodging and travel services: Navios Logistics obtains lodging and travel services from Empresa Hotelera Argentina S.A./(NH Lancaster), Divijet S.A., Trace Capital and Pit Jet S.A., all owned by members of the Lopez family, including Claudio Pablo Lopez, Navios Logistics’ Chief Executive Officer and Vice Chairman and Carlos Augusto Lopez, Navios Logistics’ Chief Commercial Officer—Shipping Division, each of whom has no controlling interest in those companies. Total charges were $16 for the year ended December 31, 2020 ($15 in 2019 and $34 in 2018) and amounts payable amounted to less than $1 as of December 31, 2020 and $1 as of December 31, 2019.

Shareholders’ agreement

Pursuant to a shareholders’ agreement (the “Shareholders’ Agreement”) entered into in January 2008 in connection with the original combination of the Uruguayan port business and the upriver barge business, Grandall Investments S.A. (“Grandall”) (an entity owned and controlled by Lopez family members, including Claudio Pablo Lopez, our Chief Executive Officer and Vice Chairman) had certain rights as our shareholders, including certain rights of first offer, rights of first refusal, tag along rights, exit options and veto rights. Pursuant to an amendment dated June 17, 2010, the shares of our common stock held by Navios Holdings, upon becoming subject to the reporting requirements of the Securities and Exchange Act of 1934, as amended (the “Exchange Act”) will be converted into shares of Class B Common Stock, with each share of Class B Common Stock entitling its holder to twenty five votes per share. Navios Holdings has currently waived such conversion provision. If and when the conversion occurs, it will permit Navios Holdings to control our business even if it does not hold a majority economic interest in our company.

Pursuant to an Assignment and Succession agreement dated December 17, 2012, Peers Business Inc., a Panamanian corporation assumed all rights and obligations of Grandall under the Shareholders’ Agreement.

On November 19, 2019, Navios Holdings entered into a shareholder agreement with Peers granting certain protections to minority shareholders in certain events.

Employment agreements - compensation of key management personnel

The Company has executed employment agreements with three key management employees who are noncontrolling shareholders of the Company. These agreements stipulate, among other things, severance and benefit arrangements in the event of termination. In addition, the agreements include confidentiality provisions and covenants not to compete. The employment agreements initially expired in December 31, 2009, but are being renewed automatically for successive one-year periods until either party gives 90 days written notice of its intention to terminate the agreement. Generally, the agreements call for a base salary ranging from $280 to $340 per year, annual bonuses and other incentives, provided certain performance targets are achieved. Under the agreements, the Company accrued compensation of its key management employees totaling $900 for the year ended December 31, 2020 ($2,900 in 2019; $900 in 2018).

Pursuant to the assignment agreement with NC and NSM, the latter provides certain administrative management services to Navios Logistics including the compensation of several of our senior management who are not employees of the Company. This compensation is included in the general and administrative fees charged which for the year ended December 31, 2020 amounted to $1,144 ($1,144 in 2019 and $1,000 in 2018).